Unique LoanID	Rating	Type	Exception	Credit Comments	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors
400001	Critical	Credit	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.
400001	Non Critical	Compliance	[2] Affiliated Business Doc Missing
400001	Non Critical	Compliance	[2] Initial GFE Missing
400001	Non Critical	Compliance	[2] Initial TIL Missing
400001	Non Critical	Compliance	[2] State - Missing Rate Lock
400002	Non Critical	Compliance	[2] Initial GFE Date not within 3 days of Initial Application Date
400002	Non Critical	Compliance	[2] Initial TIL Date not within 3 days of Initial Application Date
400002	Non Critical	Compliance	[2] State - Missing Anti-Coercion Notice
400002	Non Critical	Compliance	[2] State - Missing Collateral Protection Act Disclosure
400003	Critical	Credit	[3] Credit Report Missing
400003	Non Critical	Compliance	[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider
400004	Critical	Credit	[3] Final Application Missing
400004	Critical	Credit	[3] Missing Initial Application
400004	Non Critical	Compliance	[2] Affiliated Business Doc Missing
400004	Non Critical	Compliance	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
400004	Non Critical	Compliance	[2] Initial TIL Missing
400005	Critical	Compliance	[3] ROR Incomplete		ROR was executed by borrowers on 04/XX/2003 without an expiration of rescission period, providing borrower without a valid rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
400005	Non Critical	Compliance	[2] State - Missing Affidavit of Affixation (of manufactured home)
400005	Non Critical	Compliance	[2] State - Missing Application Disclosure
400005	Non Critical	Compliance	[2] State - Missing Rate Lock
400005	Non Critical	Compliance	[2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note
400006	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $433.75 which exceeds the $35 tolerance for refinance transactions. The TIL itemization of amount financed did not disclose a Wire Fee of $25.00 or a Flood Cert Fee of $9.00 as prepaid finance charges.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
400006	Critical	Credit	[3] Credit Report Missing
400006	Critical	Credit	[3] Final Application Missing
400006	Critical	Credit	[3] Missing Initial Application
400006	Non Critical	Compliance	[2] Initial GFE Date not within 3 days of Initial Application Date
400006	Non Critical	Compliance	[2] Initial TIL Date not within 3 days of Initial Application Date
400006	Non Critical	Compliance	[2] State - Missing Application Disclosure
400006	Non Critical	Compliance	[2] State - Missing Commitment Disclosure
400006	Non Critical	Compliance	[2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
400006	Non Critical	Compliance	[2] State - Missing Right to Select Attorney Disclosure
400007	Critical	Credit	[3] Missing Initial Application
400007	Non Critical	Compliance	[2] Initial GFE Missing
400007	Non Critical	Compliance	[2] Initial TIL Missing
400008	Critical	Compliance	[3] TIL Missing			NO
400008	Non Critical	Compliance	[2] Affiliated Business Doc Missing
400008	Non Critical	Compliance	[2] State - Missing Lock In Agreement
400008	Non Critical	Compliance	[2] State - Missing Mortgage Loan Commitment
400008	Non Critical	Compliance	[2] State - Missing Notice to Purchaser-Mortgagor
400008	Non Critical	Compliance	[2] State - Missing Pre-Application Dislcosure
400009	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125		APR under disclosed by 1.7537 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
400009	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $260.432.81 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
400009	Critical	Compliance	[3] State Grace Period Below Minimum		Grace period of 10 days is below the minimum of 15 days for the state of Maryland.
400009	Critical	Compliance	[3] TIL Incomplete		Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.	TESTED
400009	Critical	Credit	[3] Final Application Missing
400009	Critical	Credit	[3] Missing Initial Application
400009	Non Critical	Compliance	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
400009	Non Critical	Compliance	[2] Initial TIL Missing
400009	Non Critical	Compliance	[2] State - Missing Application Disclosure
400009	Non Critical	Compliance	[2] State - Missing Home Buyers Property Tax Payment Option
400009	Non Critical	Compliance	[2] State - Missing MD No Escrow Account Disclosure
400009	Non Critical	Compliance	[2] State - Missing Net Tangible Benefit Worksheet
400009	Non Critical	Compliance	[2] State - Missing Written Acknowledgement of Delivery of the Note